SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 89.0%
	Alabama — 1.0%
	Alabama Public School & College Authority, Series A, 5.00% due 11/1/2027 - 11/1/2031	$ 12,500,000	$ 16,867,055
	Alabama Public School & College Authority (Education System Capital Improvements),
	Series A, 5.00% due 6/1/2021 - 6/1/2022	10,940,000	11,426,128
	Series B, 5.00% due 6/1/2023	735,000	820,113
	Alabama State Board of Education (Calhoun Community College), 4.00% due 5/1/2021 - 5/1/2022	2,230,000	2,300,746
	Chatom (Powersouth Energy Co-operative Projects; Insured: AGM) IDB, 5.00% due 8/1/2025 - 8/1/2030	3,830,000	4,808,090
	East Alabama Health Care Authority, Series A, 5.00% due 9/1/2021 - 9/1/2022	2,045,000	2,123,233
	Lower Alabama Gas District, Series A, 5.00% due 9/1/2029	3,625,000	4,741,500
	Lower Alabama Gas District (Guaranty: Goldman Sachs Group, Inc.), 4.00% due 12/1/2023 - 12/1/2025	1,220,000	1,381,739
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	2,500,000	2,602,125
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2025 - 9/1/2027	8,915,000	10,934,170
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,896,324
	Alaska — 0.3%
	City of Valdez (BP Pipelines (Alaska), Inc. Project),
	Series B, 5.00% due 1/1/2021	6,485,000	6,485,000
	Series C, 5.00% due 1/1/2021	12,000,000	12,000,000
	Arizona — 1.9%
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2022 - 12/1/2024	3,360,000	3,807,771
	Arizona Board of Regents (Arizona State University) COP, Series A, 5.00% due 9/1/2021 - 9/1/2023	13,980,000	15,111,613
	Arizona Board of Regents (Northern Arizona University Projects) COP, 5.00% due 9/1/2022 - 9/1/2023	5,825,000	6,263,548
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2023 - 8/1/2024	1,350,000	1,529,879
	Arizona Board of Regents (University of Arizona) COP,
	5.00% due 6/1/2022 - 6/1/2028	1,690,000	1,983,956
	Series C, 5.00% due 6/1/2022	6,080,000	6,473,802
	Arizona Transportation Board,
	Series A,
	5.00% due 7/1/2021	7,465,000	7,637,218
	5.00% due 7/1/2022 (pre-refunded 7/1/2021)	5,000,000	5,116,600
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2022 - 7/1/2025	8,580,000	9,953,973
	City of Tucson (Street and Highway Projects), Series A, 5.00% due 7/1/2022	2,135,000	2,284,877
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series B, 0.47% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	8,535,000	8,578,307
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2025 - 6/1/2030	1,580,000	2,023,744
	Pima County (Ina & Roger Road Wastewater Reclamation Facilities),
	Series A,
	3.00% due 7/1/2021 - 7/1/2022	2,525,000	2,596,658
	5.00% due 7/1/2021 - 7/1/2022	900,000	945,082
	Pima County (Sewer System & Fleet Services Facilities Expansion) COP, Series A, 5.00% due 12/1/2021 - 12/1/2022	2,495,000	2,657,605
	Pima County Sewer System Revenue COP, Series B, 5.00% due 7/1/2027 - 7/1/2030	4,250,000	5,662,023
	Pinal County (Detention and Training Facilities), Series A, 5.00% due 8/1/2021 - 8/1/2025	5,075,000	5,685,255
	Pinal County (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,494,580
	Pinal County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	3,320,000	3,561,098
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2026 - 1/1/2029	8,405,000	10,798,222
	State of Arizona COP, Series A, 5.00% due 10/1/2025	3,375,000	4,113,079
	Arkansas — 0.0%
	Board of Trustees of the University of Arkansas (Fayetteville Campus Athletic Facilities), Series A, 3.00% due 11/1/2023	615,000	660,639
	California — 5.7%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2021 - 12/1/2023	6,200,000	6,866,630
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,250,000	3,214,737
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 2.00% due 4/1/2034 (put 4/1/2021)	3,660,000	3,664,575
	Cabrillo (Educational Facilities; Insured: AMBAC) USD GO, Series A, Zero Coupon due 8/1/2021	1,000,000	998,720
	California (Community Developmental Disabilities Program; Insured: California Mtg Insurance) HFFA, 5.75% due 2/1/2021	1,695,000	1,701,644
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2022 (pre-refunded 3/1/2021)	7,020,000	7,075,598
	California (Dignity Health) HFFA, ETM, Series A, 5.00% due 3/1/2021	3,450,000	3,475,668
[a]	California (Kaiser Foundation Hospitals) HFFA, Series B, 5.00% due 11/1/2029 (put 11/1/2022)	1,075,000	1,164,107
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2021	4,870,000	4,922,791
[a]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 0.751% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	5,000,000	4,996,630
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2021	890,000	900,146
	California State Public Works Board (Coalinga State Hospital), Series H, 5.00% due 6/1/2021 - 6/1/2022	16,555,000	17,420,370
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2021 - 11/1/2022	10,825,000	11,729,377
	California State Public Works Board (Various Capital Projects),

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series A, 5.00% due 10/1/2021	$ 1,000,000	$ 1,035,440
	Series G, 5.00% due 11/1/2021	1,750,000	1,818,985
[a]	California Statewide Communities Development Authority (Adventist Health System/West Obligated Group), Series A, 5.00% due 3/1/2037 (put 3/1/2027)	1,775,000	2,200,468
	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	10,125,000	10,031,850
	Chino Basin Regional Financing Authority, Series A, 5.00% due 6/1/2021	2,500,000	2,550,100
	City of Los Angeles CA, 4.00% due 6/24/2021	48,475,000	49,354,821
	County of Los Angeles Metropolitan Transportation Authority (Green Bond), Series A, 5.00% due 6/1/2028 - 6/1/2030	11,485,000	15,573,992
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), Series C, 5.00% due 6/1/2021 - 12/1/2024	30,060,000	33,414,361
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series A, 5.00% due 7/1/2023	8,950,000	10,010,933
	Series B, 5.00% due 7/1/2023	11,950,000	13,366,672
	Series D, 5.00% due 7/1/2022 - 7/1/2024	22,900,000	25,526,210
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	1,500,000	1,747,650
	Needles (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	980,930
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	4,882,194
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	35,000,000	39,077,500
	Palomar Community College District GO, Series B, Zero Coupon due 8/1/2021	2,560,000	2,557,005
	Rocklin (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2022	3,910,000	3,896,198
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,265,000	3,330,496
	Sacramento City Financing Authority (Merged Downtown & Oak Park; Insured: Natl-Re), Series A, Zero Coupon due 12/1/2021	1,600,000	1,596,032
	San Diego Convention Center Expansion Financing Authority, Series A, 5.00% due 4/15/2021 - 4/15/2022	11,000,000	11,508,520
	Santa Fe Springs Community Development Commission (Consolidated Redevelopment Project; Insured: Natl-Re), Series A, Zero Coupon due 9/1/2024	7,000,000	6,776,910
	State of California GO, 5.00% due 9/1/2021 - 11/1/2029	9,000,000	10,623,540
	Turlock Public Financing Authority Water Revenue, 4.00% due 3/1/2027	8,750,000	8,963,150
	West Contra Costa (Educational Facilities; Insured: AGC) USD GO, Series C-1, Zero Coupon due 8/1/2022	4,000,000	3,978,880
	West Covina Redevelopment Agency (Fashion Plaza), 6.00% due 9/1/2022	2,870,000	2,953,087
	Colorado — 1.2%
	City & County of Denver (Buell Theatre Property) COP, 5.00% due 12/1/2021 - 12/1/2023	5,545,000	5,930,579
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP, Series C, 5.00% due 12/15/2021 - 12/15/2023	3,210,000	3,509,398
	City of Aurora COP, 5.00% due 12/1/2027 - 12/1/2029	7,155,000	9,488,216
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, 5.00% due 11/15/2049 (put 11/19/2026)	11,100,000	14,022,075
	Colorado (Northern Colorado Medical Center) HFA, ETM, 5.00% due 5/15/2025 - 5/15/2026	1,305,000	1,596,688
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2026	2,315,000	2,878,911
	Colorado Educational & Cultural Facilities Authority (National Conference of State Legislatures) ETM, 5.00% due 6/1/2021	1,000,000	1,017,400
	County of Larimer (Jail Facilities Project) COP, 5.00% due 12/1/2028 - 12/1/2029	3,025,000	4,053,660
	El Paso County (Judicial Complex; Insured: AGM) COP, 5.00% due 12/1/2022 - 12/1/2028	2,500,000	3,035,545
	El Paso County (Pikes Peak Regional Development Center) COP,
	4.00% due 12/1/2021	1,000,000	1,033,680
	5.00% due 12/1/2023	1,330,000	1,510,680
	El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2023 - 12/15/2024	1,600,000	1,832,254
	Interlocken Metropolitan District (Insured: AGM) GO,
	Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,851,124
	Series A-2, 5.00% due 12/1/2027	365,000	465,295
	Regional Transportation District (Denver Transit Partners, LLC), 5.00% due 7/15/2024 - 1/15/2031	3,245,000	4,092,382
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2023 - 6/1/2024	8,000,000	8,867,560
	State of Colorado COP, Series A, 5.00% due 9/1/2024 - 9/1/2028	4,610,000	5,721,241
	Connecticut — 1.9%
	City of Hartford (Various Public Improvements; Insured: AGM) GO,
	Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	2,107,094
	Series B, 5.00% due 10/1/2022	1,765,000	1,889,785
[a]	Connecticut State Health & Educational Facilities Authority (Yale University), Series X-2, 1.80% due 7/1/2037 (put 2/9/2021)	6,000,000	6,009,360
	State of Connecticut (Educational Facilities) GO,
	Series B, 5.00% due 6/15/2024 - 6/15/2025	30,400,000	35,652,929
	Series E, 5.00% due 9/1/2023	5,550,000	6,235,813
	State of Connecticut (Various Capital Projects) GO,
	Series B, 5.00% due 5/15/2027	16,615,000	20,394,580
	Series E, 5.00% due 8/15/2024	1,845,000	2,067,987
	State of Connecticut GO,
	Series B, 5.00% due 2/15/2024	7,000,000	8,005,830
	Series C, 5.00% due 6/15/2022 - 6/15/2028	12,540,000	15,609,379
	Series E, 5.00% due 9/15/2028	2,560,000	3,353,165
	State of Connecticut Special Tax Revenue,
	5.00% due 5/1/2031	5,000,000	6,734,300

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series B, 5.00% due 10/1/2021	$ 2,200,000	$ 2,276,824
	State of Connecticut, Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2026	1,200,000	1,441,332
	Delaware — 0.1%
	Delaware Transportation Authority, 5.00% due 9/1/2027 - 9/1/2031	2,900,000	3,866,887
	Delaware Transportation Authority (Transportation System), 5.00% due 7/1/2022	1,440,000	1,544,328
	District of Columbia — 0.2%
	District of Columbia (Federal Highway Grant Anticipa), 5.00% due 12/1/2031	1,500,000	2,007,390
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2022 - 7/1/2028	6,405,000	7,467,270
	Florida — 5.9%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2022 - 7/1/2023	3,850,000	4,220,384
	Broward County School Board (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2021 - 7/1/2027	22,880,000	25,743,844
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,275,000	10,872,796
	Series C, 5.00% due 7/1/2025 - 7/1/2026	12,830,000	15,700,835
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2028	8,590,000	11,170,092
	Series B, 5.00% due 7/1/2029	8,920,000	11,822,746
	Central Florida Expressway Authority, 5.00% due 7/1/2022 - 7/1/2026	4,100,000	4,675,475
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2022 - 10/1/2026	5,435,000	6,639,441
	City of Jacksonville,
	5.00% due 10/1/2027	400,000	514,616
	Series C, 5.00% due 10/1/2023	1,105,000	1,245,865
	City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2026 - 11/15/2028	1,990,000	2,479,162
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2026 - 9/1/2028	2,675,000	3,408,562
	City of North Miami Beach (North Miami Beach Water Project), 5.00% due 8/1/2021	1,000,000	1,026,360
	City of Orlando (Senior Tourist Development; Insured: AGM), 5.00% due 11/1/2023 - 11/1/2027	3,545,000	4,189,441
	Florida Higher Educational Facilities Financing Authority (University of Tampa) ETM, Series A, 5.00% due 4/1/2022	620,000	655,737
	Florida State Board of Governors (University System Capital Improvements), Series A, 4.00% due 7/1/2021 - 7/1/2022	8,600,000	8,905,423
	Fort Myers Utility System Revenue,
	5.00% due 10/1/2023	990,000	1,025,294
	5.00% due 10/1/2023 (pre-refunded 10/1/2021)	2,370,000	2,454,585
	Hillsborough County (Court Facilities), Series B, 5.00% due 11/1/2021	4,880,000	5,072,906
	Hillsborough County (Jail and Storm Water Projects), Series A, 5.00% due 11/1/2021 - 11/1/2022	5,305,000	5,613,216
	Hillsborough County School Board (Master Lease Program) COP, 5.00% due 7/1/2027 - 7/1/2029	15,410,000	19,716,869
	JEA Electric System, Series A, 5.00% due 10/1/2024 (pre-refunded 10/1/2023)	1,200,000	1,357,476
	JEA Electric System ETM, Series A, 5.00% due 10/1/2023	1,395,000	1,569,054
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,444,420
	Manatee County (County Capital Projects), 5.00% due 10/1/2021	2,775,000	2,874,262
	Manatee County (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2025	970,000	1,150,751
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,551,579
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2021 - 6/1/2024	5,570,000	6,087,371
	Miami Beach GO,
	4.00% due 9/1/2021	1,015,000	1,040,395
	5.00% due 9/1/2022	1,000,000	1,031,540
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,909,225
	Miami-Dade County (Transit System), 5.00% due 7/1/2023 - 7/1/2025	10,215,000	11,987,788
	Miami-Dade County Aviation Revenue, Series A, 5.00% due 10/1/2025 - 10/1/2031	3,000,000	3,880,820
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	4,000,000	4,594,360
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2022 - 5/1/2024	15,535,000	17,401,410
[a]	5.00% due 5/1/2031 (put 5/1/2024)	2,550,000	2,936,733
	Series C, 5.00% due 5/1/2025	15,000,000	17,901,300
	Orange County (Orlando Health, Inc.; Insured: Natl-Re) HFA ETM, Series C, 6.25% due 10/1/2021	420,000	438,043
	Orange County School Board (Educational Facilities) COP, Series D, 5.00% due 8/1/2021 - 8/1/2025	8,100,000	8,936,286
	Palm Beach County (Baptist Health South Florida Obligated Group) HFA, 5.00% due 8/15/2024 - 8/15/2027	1,360,000	1,640,280
	Palm Beach County School Board (Educational Facilities) COP,
	Series B, 5.00% due 8/1/2022 - 8/1/2024	10,095,000	11,459,440
	Series C,
	4.00% due 8/1/2021	3,835,000	3,916,647
	5.00% due 8/1/2022	1,810,000	1,943,433
	Palm Beach County School District COP,
	Series C, 5.00% due 8/1/2021 - 8/1/2026	10,130,000	11,537,751
	Series D, 5.00% due 8/1/2030	1,050,000	1,257,711

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Polk County (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	$ 1,420,000	$ 1,537,590
	Polk County (Water and Wastewater Utility Systems; Insured: AGM), 3.00% due 10/1/2021	3,125,000	3,189,469
	Reedy Creek Improvement District (Buena Vista Drive Corridor Improvements) GO, Series A, 5.00% due 6/1/2023	1,940,000	2,161,509
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2021 - 10/1/2023	2,575,000	2,748,228
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2021 - 6/1/2025	4,210,000	4,863,180
	School Board of Miami-Dade County,
	1.50% due 2/25/2021	10,000,000	10,019,000
	2.00% due 2/25/2021	13,500,000	13,535,100
	South Florida Water Management District (Everglades Restoration Plan) COP, 5.00% due 10/1/2021 - 10/1/2022	3,750,000	3,979,188
	St. Johns County School Board COP, Series A, 5.00% due 7/1/2023 - 7/1/2029	8,015,000	10,167,252
	State of Florida GO, 4.00% due 7/1/2030	6,460,000	6,577,637
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2021 - 9/1/2024	7,275,000	7,935,679
	Sunshine State Governmental Financing Commission (Miami-Dade County Program; Insured: AGM), Series A, 5.00% due 9/1/2021	5,000,000	5,148,400
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2023 - 10/15/2025	1,750,000	1,991,926
	Volusia County School Board, 5.00% due 10/1/2029	510,000	630,166
	Volusia County School Board (University High School, River Springs Middle School) COP, Series B, 5.00% due 8/1/2024	1,000,000	1,163,370
	Georgia — 1.9%
	Athens-Clarke County Unified Government Development Authority (UGAREF Central Precinct, LLC), 5.00% due 6/15/2022 - 6/15/2023	1,270,000	1,381,423
	City of Atlanta, Series A, 5.00% due 7/1/2027 - 7/1/2030	5,100,000	6,742,100
	City of Atlanta (Airport Passenger Facility),
	5.00% due 1/1/2024 - 1/1/2025	3,850,000	4,376,324
	Series B, 5.00% due 1/1/2023 - 1/1/2025	2,645,000	2,961,668
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2022 - 12/1/2024	3,290,000	3,639,334
	City of Atlanta (BeltLine Project), Series A, 5.00% due 1/1/2021	175,000	175,000
	City of Atlanta (Hartsfield-Jackson Atlanta International Airport), Series C, 5.50% due 1/1/2021	3,525,000	3,525,000
	City of Atlanta (Water & Wastewater System), 5.00% due 11/1/2021 - 11/1/2025	6,630,000	7,351,382
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.) ETM, 5.00% due 10/1/2022	4,420,000	4,788,407
	Georgia State Road & Tollway Authority, 5.00% due 6/1/2025 - 6/1/2031	9,545,000	12,530,203
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2023 - 5/15/2029	14,265,000	17,521,689
	Municipal Electric Authority of Georgia,
	4.00% due 11/1/2023 - 11/1/2025	3,850,000	4,336,890
	5.00% due 1/1/2026 - 1/1/2031	8,700,000	11,168,736
	Series A, 5.00% due 1/1/2026 - 1/1/2030	6,300,000	7,895,849
[a]	Private Colleges & Universities Authority (Emory University), Series B, 0.51% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	18,400,000	18,322,922
	Savannah (International Paper Co.) EDA, 1.90% due 8/1/2024	4,000,000	4,127,040
	Guam — 0.4%
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2021 - 11/15/2024	9,670,000	10,516,335
	Guam Government, Series A, 5.00% due 1/1/2025	305,000	315,272
	Guam Government Waterworks Authority (Water & Wastewater System Improvements),
	5.25% due 7/1/2022	1,050,000	1,111,729
[b]	5.25% due 7/1/2023	645,000	707,791
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	4,330,000	4,897,639
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2022	6,340,000	6,780,884
	Hawaii — 0.6%
	City and County of Honolulu (Capital Improvements) GO, Series B, 5.00% due 11/1/2021 - 11/1/2022	9,465,000	10,157,638
	City and County of Honolulu (Capital Improvements) GO ETM, Series A, 5.00% due 11/1/2022	1,750,000	1,901,690
	County of Hawaii (Capital Improvements) GO,
	Series A, 5.00% due 9/1/2023	800,000	899,136
	Series B, 5.00% due 9/1/2023	1,500,000	1,685,880
	Series C, 5.00% due 9/1/2021 - 9/1/2026	5,250,000	5,862,570
	Series D, 5.00% due 9/1/2023 - 9/1/2026	3,085,000	3,688,261
	Series E, 5.00% due 9/1/2021 - 9/1/2026	4,665,000	5,048,825
	Honolulu City & County Board of Water Supply, Series A, 5.00% due 7/1/2024	1,000,000	1,070,540
	State of Hawaii (Hawaiian Home Lands Settlement) GO,
	Series DZ,
	5.00% due 12/1/2022 (pre-refunded 12/1/2021)	3,060,000	3,192,651
[b]	5.00% due 12/1/2022 (pre-refunded 12/1/2021)	940,000	980,749
	Series EA, 5.00% due 12/1/2021	3,000,000	3,131,160
	Idaho — 0.3%
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2022 - 12/1/2024	4,350,000	4,946,030
[a]	Regents of the University of Idaho, 5.25% due 4/1/2041 (put 4/1/2021)	11,975,000	12,108,521
	Illinois — 5.6%
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2022 - 1/1/2024	3,700,000	4,023,573
	Chicago O’Hare International Airport (2015 Airport Projects), Series B, 5.00% due 1/1/2021	3,000,000	3,000,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2027	$ 1,750,000	$ 2,123,047
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2024 - 1/1/2025	1,915,000	2,145,723
	Series B, 5.00% due 1/1/2021 - 1/1/2024	7,270,000	7,594,195
	Series C, 5.00% due 1/1/2022 - 1/1/2023	5,155,000	5,468,892
	Series D, 5.00% due 1/1/2023 - 1/1/2024	3,435,000	3,754,612
	Chicago Park District GO, Series D, 5.00% due 1/1/2021 - 1/1/2024	2,850,000	2,967,035
	Chicago School Reform Board of Trustees of the Board of Education (School District Capital Improvement Program; Insured: Natl-Re) GO, Series A, 5.25% due 12/1/2021	1,500,000	1,536,315
	City of Chicago (Chicago Midway Airport), Series B, 5.00% due 1/1/2023 - 1/1/2024	22,275,000	24,173,633
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2021 - 1/1/2023	2,410,000	2,428,000
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2021 - 1/1/2025	16,750,000	18,614,927
	City of Chicago (Water System),
	Series 2017-2, 5.00% due 11/1/2021 - 11/1/2024	2,650,000	2,907,342
	Series A, 5.00% due 11/1/2027	6,250,000	7,570,937
	Series A-1, 5.00% due 11/1/2024	4,000,000	4,601,560
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,452,440
	City of Waukegan (Lakehurst Redevelopment Project; Insured: AGM) GO, Series A, 5.00% due 12/30/2021 - 12/30/2022	3,100,000	3,266,534
	Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2021 - 12/1/2024	10,935,000	12,064,096
	Community College District No. 516 (Waubonsee Community College) GO, Series A, 5.00% due 12/15/2021	6,175,000	6,426,816
	Community Unit School District No. 302 (Kane & DeKalb County Educational Facilities; Insured: Natl-Re) GO, Zero Coupon due 2/1/2021	3,165,000	3,163,956
	Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,960,550
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2021 - 12/1/2024	6,800,000	7,247,262
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,653,814
	Cook County School District No.170 (Insured: AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,372,225
	County of Cook (Capital Improvement Plan) GO,
	Series A, 5.00% due 11/15/2021	5,000,000	5,166,250
	Series C,
	4.00% due 11/15/2021 - 11/15/2022	3,000,000	3,102,200
	5.00% due 11/15/2021 - 11/15/2022	3,605,000	3,781,731
	County of Cook Sales Tax Revenue, 5.00% due 11/15/2028	2,250,000	2,782,552
	Forest Preserve District of Cook County GO, Series A, 5.00% due 11/15/2021	1,500,000	1,558,695
	Forest Preserve District of DuPage County GO, 5.00% due 11/1/2021 - 11/1/2024	8,955,000	10,215,434
	Illinois Finance Authority (Advocate Health Care), 5.00% due 8/1/2023 - 8/1/2024	1,365,000	1,559,247
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), Series A, 5.00% due 8/15/2023 - 8/15/2030	4,450,000	5,715,022
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2021 - 11/15/2025	2,770,000	3,195,975
	Illinois Finance Authority (Trinity Health), Series L, 4.00% due 12/1/2021	1,265,000	1,304,860
	Illinois State Toll Highway Authority,
	5.00% due 1/1/2025	2,000,000	2,361,660
	Series D, 5.00% due 1/1/2023 - 1/1/2024	10,500,000	11,769,400
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO, Zero Coupon due 12/1/2021	1,235,000	1,229,862
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO ETM, Zero Coupon due 12/1/2021	765,000	762,583
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	8,111,532
	Knox & Warren Counties Community Unit School District No 205 Galesburg GO,
	Series B,
	4.00% due 12/1/2021 - 12/1/2023	3,385,000	3,614,516
[b]	4.00% due 12/1/2024	1,240,000	1,405,304
	5.00% due 12/1/2025 - 12/1/2029	7,400,000	9,308,367
	McHenry County Conservation District GO, 5.00% due 2/1/2021 - 2/1/2025	4,325,000	4,694,330
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond), GO, Series E, 5.00% due 12/1/2025	1,000,000	1,216,700
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	1,000,000	1,231,510
	Sales Tax Securitization Corp.,
	5.00% due 1/1/2028	3,655,000	4,552,631
	Series A, 5.00% due 1/1/2029	2,790,000	3,453,016
	State of Illinois, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	23,485,700
	State of Illinois (Insured: BAM-Natl-Re), Series 1, 6.00% due 6/15/2026	235,000	289,074
	State of Illinois (State Facilities Improvements) GO,
	5.00% due 7/1/2021	1,735,000	1,769,041
	Series D, 5.00% due 11/1/2021 - 11/1/2024	6,150,000	6,605,642
	State of Illinois GO,
	5.50% due 5/1/2024 - 5/1/2030	2,350,000	2,744,332
	Series A, 5.00% due 12/1/2021	4,500,000	4,657,365
	Series D, 5.00% due 11/1/2023 - 11/1/2028	36,240,000	40,910,568
	Town of Cicero Cook County (Cicero and Laramie Development Areas; Insured: AGM) GO, Series A, 5.00% due 1/1/2021	1,250,000	1,250,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Village of Tinley Park GO, 4.00% due 12/1/2022	$ 625,000	$ 666,819
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2023 - 1/1/2025	21,125,000	23,842,719
	Indiana — 1.4%
	Avon Community School Building Corp (Educational Facilities; Insured: State Intercept), 5.00% due 7/15/2021 - 7/15/2027	6,730,000	7,622,327
	City of Carmel Redevelopment Authority (Road and Intersection Improvements), 5.00% due 8/1/2021 - 8/1/2022	4,915,000	5,100,189
	City of Carmel Redevelopment District (CFP Energy Center, LLC Installment Purchase Agreement) COP, Series C, 5.75% due 7/15/2022 (pre-refunded 1/15/2021)	1,105,000	1,106,713
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2021 - 8/15/2022	1,100,000	1,179,768
	Duneland School Building Corp. (State Aid Withholding), Zero Coupon due 2/1/2021 - 8/1/2021	6,040,000	6,032,385
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2021 - 1/15/2024	3,210,000	3,441,143
	Indiana Bond Bank (Columbus Learning Center), 5.00% due 8/1/2021	1,300,000	1,320,202
	Indiana Finance Authority (Community Health Network), Series A, 5.00% due 5/1/2021 - 5/1/2022	3,480,000	3,585,629
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2021 - 10/1/2024	2,000,000	2,236,610
	Indiana Finance Authority (Indiana University Health System),
	Series N,
	5.00% due 3/1/2021	9,880,000	9,952,420
	5.00% due 3/1/2022 (pre-refunded 3/1/2021)	3,240,000	3,264,430
	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group),
[a]	Series L, 0.37% (MUNIPSA + 0.28%) due 12/1/2046 (put 7/2/2021)	8,700,000	8,704,002
[a]	Series M, 0.37% (MUNIPSA + 0.28%) due 12/1/2046 (put 7/2/2021)	6,000,000	6,002,760
	Indiana Finance Authority (Marian University Health Sciences) ETM, 5.00% due 9/15/2021	2,320,000	2,391,154
	Indiana Finance Authority (Parkview Health System), 5.00% due 5/1/2022	1,135,000	1,204,236
	Indiana Municipal Power Agency (Power Supply System), Series A, 5.00% due 1/1/2026 - 1/1/2028	4,235,000	5,265,020
	Lake Central Multi-District School Building Corp. (Educational Facilities) (State Aid Withholding),
	Series B,
	4.00% due 1/15/2021 - 1/15/2022	2,705,000	2,762,680
	5.00% due 7/15/2021 - 7/15/2022	2,250,000	2,354,165
	Perry Township Multischool Building Corp. (Educational Facilities) (State Aid Withholding), 5.00% due 7/10/2021	1,000,000	1,023,900
	Southwest Allen Multi School Building Corp. ((Metropolitan School District of Southwest Allen County; Insured: State Intercept), 5.00% due 1/15/2029 - 7/15/2029	4,070,000	5,279,112
	Iowa — 0.2%
	Des Moines Independent Community School District (School Infrastructure; Insured: AGM), 4.00% due 6/1/2021 - 6/1/2022	6,265,000	6,280,976
	Iowa Finance Authority (Genesis Health System), 5.00% due 7/1/2022 - 7/1/2024	6,085,000	6,685,506
	Kansas — 0.9%
	Kansas (National Bio and Agro-Defense Facility) DFA, Series G, 5.00% due 4/1/2021 - 4/1/2025	32,470,000	35,257,593
	Kansas DFA, Series SRF, 5.00% due 5/1/2026	765,000	953,282
	Seward County No. 480 USD GO, Series B, 5.00% due 9/1/2024 - 9/1/2027	6,120,000	7,359,110
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2022 - 9/1/2024	3,600,000	3,971,764
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	6,918,459
	Kentucky — 2.2%
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2021 - 10/1/2023	7,080,000	6,903,771
[a]	Kentucky Public Energy Authority, Series A, 4.00% due 4/1/2048 (put 4/1/2024)	77,915,000	85,925,441
	Kentucky State Property & Building Commission (Kentucky Finance and Administration Cabinet; Insured BAM), 5.00% due 4/1/2031	11,760,000	14,542,769
	Kentucky State Property & Building Commission (Project No. 112), Series B, 5.00% due 11/1/2021	1,050,000	1,089,165
	Lexington-Fayette Urban County Government Public Facilities Corp. (Eastern State Hospital), Series A, 5.00% due 6/1/2022	6,165,000	6,273,565
[a]	Louisville/Jefferson County Metropolitan Government (Louisville Gas & Electric Co.), 1.85% due 10/1/2033 (put 4/1/2021)	6,500,000	6,519,500
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare, Inc.), 5.00% due 10/1/2026	3,000,000	3,737,910
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2025 - 7/1/2026	5,615,000	6,675,128
	Louisiana — 2.7%
	City of Bossier (Public Improvements; Insured: AGM), Series ST-2010, 4.50% due 12/1/2021	2,240,000	2,315,398
	City of New Orleans (Public Improvements) GO, 5.00% due 12/1/2021	1,200,000	1,249,680
	City of New Orleans (Public Improvements; Insured: AGM) GO, 5.00% due 12/1/2021	5,700,000	5,935,980
	City of Shreveport (Water and Sewer System; Insured: BAM), Series A, 5.00% due 12/1/2022 - 12/1/2024	15,195,000	17,069,007
	City of Shreveport (Water and Sewer System; Insured: BAM) ETM, Series A, 5.00% due 12/1/2021	8,185,000	8,534,172
	Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (Insured: AGM), 5.00% due 8/1/2027 - 8/1/2030	4,750,000	6,197,767
	East Baton Rouge Sewerage Commission (Wastewater System Improvements),
	Series A, 5.00% due 2/1/2028 - 2/1/2030	2,400,000	3,209,912
	Series B, 5.00% due 2/1/2023 - 2/1/2025	2,150,000	2,472,919
	Ernest N. Morial - New Orleans Exhibition Hall Authority (Convention Center), 5.00% due 7/15/2021 - 7/15/2023	2,780,000	2,933,061
	Jefferson Sales Tax District (Insured: AGM),
	Series A, 5.00% due 12/1/2023 - 12/1/2027	4,700,000	5,669,611
	Series B, 5.00% due 12/1/2027 - 12/1/2028	4,690,000	5,990,109

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Louisiana Energy & Power Authority (LEPA Unit No. 1 Power; Insured: AGM), Series A, 5.00% due 6/1/2022 - 6/1/2023	$ 1,750,000	$ 1,890,398
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2021 - 1/1/2023	3,240,000	3,374,450
	Louisiana Local Govt Environmental Facilities & Community Development Authority (LCTCS Act 391 Project; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2027	15,565,000	18,395,431
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System), 5.00% due 10/1/2025 - 10/1/2027	2,960,000	3,659,310
	Louisiana Offshore Terminal Authority (Loop, INC),
[a]	Series A, 1.65% due 9/1/2033 (put 12/1/2023)	5,000,000	5,158,400
[a]	Series C, 1.65% due 9/1/2034 (put 12/1/2023)	5,000,000	5,158,400
[a]	Louisiana Offshore Terminal Authority (Loop, Inc.), 1.65% due 9/1/2027 (put 12/1/2023)	6,150,000	6,344,832
	Louisiana Public Facilities Authority (Hurricane Recovery Program), 5.00% due 6/1/2022 - 6/1/2023	7,945,000	8,612,456
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	3,500,000	4,127,935
	Louisiana State Office Facilities Corp. (State Capitol), Series A, 5.00% due 5/1/2021	4,595,000	4,609,704
	Parish of LaFourche (Roads, Highways & Bridges), 5.00% due 1/1/2022 - 1/1/2023	930,000	991,986
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	19,125,000	19,989,259
	Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2024 - 12/1/2026	2,420,000	2,866,933
	State of Louisiana GO, Series C, 5.00% due 8/1/2021	11,175,000	11,482,424
	Maine — 0.1%
	Maine Governmental Facilities Authority (Augusta & Machias Courthouses), Series A, 5.00% due 10/1/2021 - 10/1/2023	3,935,000	4,259,805
	Maryland — 0.9%
	Maryland (Public Health Laboratory) EDC,
	4.00% due 6/1/2022	8,245,000	8,372,962
	5.00% due 6/1/2021	8,725,000	8,895,923
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2025 - 4/15/2030	7,005,000	8,798,943
	Montgomery County GO, Series C, 5.00% due 10/1/2025	1,000,000	1,222,970
	Prince County George’s GO, Series A, 5.00% due 9/15/2026	6,110,000	7,739,109
	State of Maryland Department of Transportation, 5.00% due 10/1/2029	6,850,000	9,373,335
	State of Maryland GO, Series B, 5.00% due 8/1/2024	6,955,000	8,136,863
	Massachusetts — 1.0%
	Commonwealth of Massachusetts GO, Series G, 5.00% due 9/1/2029	5,000,000	6,825,500
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	11,250,650
	Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,000,000	2,586,030
	Massachusetts Development Finance Agency (CareGroup Healthcare System), Series I, 5.00% due 7/1/2023 - 7/1/2026	11,020,000	12,992,838
	Massachusetts Development Finance Agency (CareGroup Obligated Group), Series I, 5.00% due 7/1/2027	450,000	555,678
	Massachusetts Development Finance Agency (Mount Auburn Hospital Health Records System), Series H-1, 5.00% due 7/1/2022 - 7/1/2025	15,415,000	17,515,271
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.25% due 10/1/2023	595,000	658,290
	Massachusetts School Building Authority, Series C, 5.00% due 8/15/2029	2,440,000	2,958,378
	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue,
[a]	5.00% due 1/1/2039 (put 1/1/2023)	3,630,000	3,978,734
	Series A, 5.00% due 1/1/2021	1,000,000	1,000,000
	Michigan — 2.7%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2022 - 11/15/2025	1,870,000	2,145,699
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.00% due 11/1/2022	600,000	647,496
	County of Livingston (Howell Public Schools; Insured: Q-SBLF) GO, 4.00% due 5/1/2021	1,000,000	1,011,900
	Livonia Public Schools School District (School Building & Site) GO, Series I, 5.00% due 5/1/2021	900,000	912,474
	Michigan Finance Authority ((McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2029	1,000,000	1,307,280
	Michigan Finance Authority (Beaumont Health Credit Group), 5.00% due 8/1/2023 - 8/1/2025	18,800,000	21,515,296
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,240,010
	Michigan Finance Authority (LOC JP Morgan Chase Bank, N.A.) (State Aid Withholding), Series A-2, 4.00% due 8/20/2021	7,000,000	7,164,430
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2028	1,000,000	1,281,450
	Michigan Finance Authority (Trinity Health Credit Group), 5.00% due 12/1/2022 - 12/1/2028	10,500,000	12,580,295
	Michigan Finance Authority (Ypsilanti Community Schools), 5.00% due 8/1/2021 - 8/1/2022	2,670,000	2,679,318
	Michigan State Building Authority, Series I, 5.00% due 10/15/2030	2,500,000	3,470,075
	Michigan State Building Authority (Facilities Program), Series I, 5.00% due 4/15/2023 - 4/15/2026	1,865,000	2,167,133
[a]	Michigan State Hospital Finance Authority (Ascension Health), Series F-2, 1.90% due 11/15/2047 (put 4/1/2021)	5,615,000	5,636,730
	Michigan Strategic Fund (Detroit Edison Company; Insured: AMBAC), 7.00% due 5/1/2021	4,115,000	4,203,802
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), 5.00% due 9/1/2021 - 9/1/2024	5,740,000	6,227,354
	School District of the City of Dearborn (Insured: Q-SBLF) (State Aid Withholding) GO, 4.00% due 5/1/2021 - 5/1/2023	1,730,000	1,809,015
	School District of the City of Detroit (Wayne County School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2021 - 5/1/2022	7,000,000	7,227,080
	St. Johns Public Schools (Insured: Natl-Re/Q-SBLF) GO, 5.00% due 5/1/2021	330,000	334,990
	State Building Authority of the State of Michigan (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2021 - 10/15/2023	11,715,000	13,024,660
	State of Michigan Trunk Line Revenue, Series B, 5.00% due 11/15/2028 - 11/15/2030	32,500,000	44,400,050
	Warren Consolidated School District (Insured: Q-SBLF) GO, 5.00% due 5/1/2021	1,000,000	1,014,920
	Wayne State University, Series A, 5.00% due 11/15/2023 - 11/15/2026	12,640,000	15,100,936

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Minnesota — 0.2%
	Le Sueur-Henderson No. 2397 (Minnesota School District Credit Enhancement Program) (State Aid Withholding) ISD GO, 3.00% due 4/1/2021	$ 1,125,000	$ 1,132,538
	Minnesota Higher Education Facilities Authority, 5.00% due 10/1/2029	300,000	384,321
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	1.90% due 1/1/2029	290,000	297,740
	1.95% due 7/1/2029	700,000	720,314
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), 0.64% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	7,525,000	7,552,293
	Port Authority of the City of St. Paul (Minnesota Andersen Office Building), Series 3, 5.00% due 12/1/2021 - 12/1/2022	2,215,000	2,368,289
	St. Paul Housing and Redevelopment Authority (HealthPartners), 5.00% due 7/1/2023 - 7/1/2025	1,850,000	2,099,004
	Mississippi — 0.2%
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2024 - 10/1/2028	2,400,000	2,964,443
	Mississippi Development Bank (MDOT-Harrison County Highway), Series A-GA, 5.00% due 1/1/2021 - 1/1/2023	5,000,000	5,188,035
	Mississippi Development Bank (MDOT-Madison County Highway), 5.00% due 1/1/2021 - 1/1/2023	4,250,000	4,414,537
	Missouri — 0.6%
	City of Excelsior Springs (Insured: BAM) COP,
	Series A, 4.00% due 9/1/2024 - 9/1/2028	1,860,000	2,213,745
	Series B, 4.00% due 3/1/2025 - 3/1/2030	1,230,000	1,463,877
	Jackson County (Parking Facility Projects), 4.00% due 12/1/2021	1,000,000	1,027,890
	Kansas City Municipal Assistance Corp. (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC), Series B-1, Zero Coupon due 4/15/2021 - 4/15/2022	15,095,000	15,033,607
	Missouri Development Finance Board (City of Independence Electric System) ISD, Series F, 4.00% due 6/1/2021 - 6/1/2022	5,620,000	5,794,824
	Platte County (Community & Resource Centers), 5.00% due 4/1/2021	2,440,000	2,449,931
	Special Administrative Board of the Transitional School District of the City of St. Louis (State Aid Withholding) GO, 4.00% due 4/1/2021 - 4/1/2022	5,355,000	5,526,792
	Nebraska — 1.1%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	50,000,000	56,204,500
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2022 - 11/1/2025	6,980,000	7,981,197
	Nevada — 3.4%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2023 - 9/1/2027	1,705,000	1,979,927
	Carson City (Carson Tahoe Regional Healthcare) ETM, 5.00% due 9/1/2022	2,450,000	2,640,488
	Clark County Department of Aviation,
	Series A, 5.00% due 7/1/2021	1,855,000	1,897,739
	Series C, 5.00% due 7/1/2021	2,500,000	2,557,100
	Clark County School District (Acquisition of Transportation & Technology Equipment) GO,
	Series C, 5.00% due 6/15/2022	2,560,000	2,724,250
	Series D, 5.00% due 6/15/2021 - 6/15/2022	47,150,000	49,297,144
	Series E, 5.00% due 6/15/2021	21,405,000	21,830,959
	Clark County School District (Insured: BAM) GO, Series B, 5.00% due 6/15/2025	6,910,000	8,264,636
	Clark County School District GO, Series A, 5.00% due 6/15/2023	4,000,000	4,429,120
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023 - 7/1/2026	3,050,000	3,530,932
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2023 - 6/1/2026	55,955,000	65,371,081
	Series B, 5.00% due 12/1/2025	20,000,000	24,100,200
	Series C, 5.00% due 6/1/2021	5,000,000	5,098,300
	Washoe County (Reno-Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2021 - 7/1/2022	4,200,000	4,296,382
	New Hampshire — 0.1%
	New Hampshire Municipal Bond Bank (Educational Facilities; Insured: State Intercept), Series C, 5.25% due 8/15/2022	2,770,000	2,994,730
	New Hampshire Turnpike System, Series B, 5.00% due 2/1/2021	1,260,000	1,264,385
	New Jersey — 3.5%
	Cape May County Industrial Pollution Control Financing Authority (Atlantic City Electric Company; Insured: Natl-Re), Series A, 6.80% due 3/1/2021	1,000,000	1,010,130
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO,
	Series A,
	4.00% due 8/1/2021	2,805,000	2,862,026
	5.00% due 8/1/2022 - 8/1/2023	4,985,000	5,448,882
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	5,000,000	5,987,000
	Monmouth County Improvement Authority, Series B, 2.00% due 2/15/2021	2,200,000	2,204,422
	New Jersey (New Jersey Transit Corporation) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	9,214,080
	New Jersey (New Jersey Transit Corporation) EDA,
	5.00% due 11/1/2029	40,000	50,786
	Series B, 5.00% due 11/1/2023	2,500,000	2,796,875
	New Jersey (School Facilities Construction) EDA,
	5.00% due 3/1/2026 - 6/15/2029	5,600,000	6,782,829
	Series G, 5.75% due 9/1/2023 (pre-refunded 3/1/2021)	4,955,000	4,998,108

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series GG, 5.75% due 9/1/2023	$ 550,000	$ 556,292
	Series UU, 5.00% due 6/15/2028	7,930,000	8,944,881
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	2,750,000	3,459,885
	New Jersey (State of New Jersey Department of the Treasury) EDA,
	5.00% due 6/15/2028	840,000	1,045,036
	Series BBB, 5.50% due 6/15/2029	1,000,000	1,227,780
	Series GG, 5.00% due 9/1/2022	735,000	740,196
	New Jersey (Virtua Health Issue) HFFA, 5.00% due 7/1/2023 - 7/1/2024	1,535,000	1,732,592
	New Jersey EDA, Series XX, 5.00% due 6/15/2026	1,140,000	1,330,448
	New Jersey Housing & Mortgage Finance Agency, Series A, 4.65% due 10/1/2029	2,970,000	2,992,126
	New Jersey Transit Corp. (Urban Public Transportation Capital Improvement), Series A, 5.00% due 9/15/2021	3,395,000	3,492,301
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2029	1,550,000	1,930,479
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	5.00% due 6/15/2023 - 6/15/2028	10,240,000	11,679,897
	Series A, 5.25% due 12/15/2022	2,000,000	2,180,020
	Series A-1,
[a]	1.29% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	8,250,000	8,274,065
	5.00% due 6/15/2025 - 6/15/2027	30,535,000	36,238,333
	Series B, 5.00% due 6/15/2021	2,570,000	2,621,811
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC),
	Series A, 5.25% due 12/15/2021	6,000,000	6,269,280
	Series B, 5.25% due 12/15/2023	3,545,000	4,007,410
	New Jersey Transportation Trust Fund Authority (Transportation System),
	5.00% due 12/15/2026 - 12/15/2027	17,785,000	21,825,648
	Series A, 5.00% due 6/15/2024 - 12/15/2025	5,015,000	5,882,688
	Passaic Valley Sewer Commissioners (Sewer System), Series G, 5.75% due 12/1/2021	4,500,000	4,706,460
	State of New Jersey (COVID-19 GO Emergency Bonds) GO, Series A, 5.00% due 6/1/2024 - 6/1/2025	2,500,000	2,953,830
	State of New Jersey (COVID-19 GO Emergency Bonds-SE) GO, 5.00% due 6/1/2026 - 6/1/2029	17,500,000	22,122,750
	Township of Moorestown GO, 2.50% due 7/30/2021	10,000,000	10,130,300
	New Mexico — 1.0%
	Carlsbad Municipal School District (Educational Facilities) (State Aid Withholding) GO, 5.00% due 8/1/2023	1,650,000	1,842,786
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2023	1,360,000	1,521,364
	City of Farmington (Public Service Co. of New Mexico),
	Series B,
[a]	1.875% due 4/1/2033 (put 10/1/2021)	5,335,000	5,378,854
[a]	2.125% due 6/1/2040 (put 6/1/2022)	3,500,000	3,563,455
[a]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	4,500,000	4,521,645
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	7,000,000	7,027,510
	City of Las Cruces GO, 5.00% due 8/1/2021	955,000	981,262
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2022	1,100,000	1,114,190
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2021	3,000,000	3,009,840
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services), 5.00% due 8/1/2024 - 8/1/2025	1,780,000	2,097,175
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC), Series F, 3.50% due 7/1/2050	10,820,000	11,947,985
	New Mexico Municipal Energy Acquisition Authority,
	Series A,
	4.00% due 5/1/2021 - 11/1/2024	3,800,000	4,119,930
[a]	5.00% due 11/1/2039 (put 5/1/2025)	4,500,000	5,326,110
	New Mexico State University, Series B, 5.00% due 4/1/2021 - 4/1/2022	1,440,000	1,482,567
	New Mexico State University (Insured: BAM), Series A, 5.00% due 4/1/2029	1,645,000	2,074,263
	New Mexico State University ETM, Series B, 5.00% due 4/1/2021 - 4/1/2022	1,655,000	1,705,393
	Rio Rancho Public School District No. 94 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2026	1,085,000	1,347,624
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,504,700
	State of New Mexico Severance Tax Permanent Fund, Series A, 5.00% due 7/1/2026	600,000	750,906
	New York — 5.8%
	City of New York (City Budget Financial Management) GO,
	Series D, 5.00% due 8/1/2021 - 8/1/2022	6,000,000	6,301,710
	Series G, 5.00% due 8/1/2021 - 8/1/2023	25,145,000	26,994,073
	Series J, 5.00% due 8/1/2021 - 8/1/2024	40,480,000	45,479,654
	Series K, 5.00% due 8/1/2021 - 8/1/2022	20,850,000	22,009,664
	County of Nassau GO, Series C, 4.00% due 3/15/2021	3,000,000	3,021,690
	County of Suffolk GO, Series I, 2.00% due 7/22/2021	5,000,000	5,032,100
	Long Island Power Authority, Series A, 5.00% due 9/1/2026 - 9/1/2030	3,475,000	4,600,941
	Metropolitan Transportation Authority,
	5.00% due 11/15/2025 - 11/15/2027	2,335,000	2,660,859
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	18,582,883

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Series B,
	4.00% due 11/15/2026	$ 1,660,000	$ 1,856,013
	5.00% due 11/15/2025 - 11/15/2028	6,035,000	6,952,666
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,696,161
	Series F, 5.00% due 11/15/2025	1,055,000	1,211,847
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2027	3,450,000	4,041,157
	Series B, 5.00% due 11/15/2027	1,845,000	2,205,753
	Series C-1, 5.00% due 11/15/2024 - 11/15/2026	6,840,000	7,868,484
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	15,430,000	16,045,657
	Monroe County (St. John Fisher College) IDC, Series A, 5.00% due 6/1/2022	2,000,000	2,110,380
	New York City Health and Hospital Corp. (Healthcare Facilities Improvements), Series A, 5.00% due 2/15/2021	2,615,000	2,626,584
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	5.00% due 5/1/2028	1,500,000	1,968,345
	Series 1, 5.00% due 11/1/2026 - 11/1/2029	9,000,000	11,738,445
	Series A, 5.00% due 11/1/2028 - 11/1/2030	10,485,000	13,979,642
	Series D, 5.00% due 11/1/2024 - 11/1/2025	2,750,000	3,272,990
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), Series A, 5.00% due 12/1/2026	2,500,000	3,068,775
	New York GO, Series J, 5.00% due 8/1/2026	750,000	933,240
	New York State Dormitory Authority, Series A 5.00% due 3/15/2030	8,040,000	10,357,932
	New York State Dormitory Authority (School Districts Financing Program) (State Aid Withholding),
	Series G, 5.00% due 4/1/2021 - 10/1/2022	750,000	778,827
	Series H, 5.00% due 10/1/2021	750,000	774,488
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGC) (State Aid Withholding),
	5.25% due 10/1/2023	140,000	145,114
	5.25% due 10/1/2023 (pre-refunded 10/1/2021)	1,860,000	1,930,048
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding),
	Series A, 5.00% due 10/1/2021 - 10/1/2024	7,400,000	8,242,537
	Series F, 5.00% due 10/1/2021	1,250,000	1,293,512
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 2/15/2025 - 3/15/2031	3,495,000	4,456,618
	Series B, 5.00% due 3/31/2021	10,000,000	10,113,200
	Series D, 5.00% due 2/15/2030	1,230,000	1,671,262
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series E, 5.00% due 3/15/2029	4,135,000	5,453,610
[a]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 2.625% due 4/1/2034 (put 7/3/2023)	1,415,000	1,484,576
	New York State Housing Finance Agency, Series I, 2.70% due 11/1/2023	2,125,000	2,258,025
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway),
	Series I, 5.00% due 1/1/2021 - 1/1/2022	5,500,000	5,637,370
	Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,493,410
	New York State Thruway Authority (Highway, Bridge, Multi-Modal and MTA Projects), Series A, 5.00% due 3/15/2024	18,300,000	18,470,007
	New York State Urban Development Corp., 5.00% due 3/15/2031	7,725,000	10,599,241
	State of New York Mortgage Agency,
	Series 223,
	1.85% due 4/1/2026	400,000	419,372
	1.90% due 10/1/2026	815,000	856,443
	1.95% due 4/1/2027	1,000,000	1,053,150
	2.00% due 10/1/2027	775,000	817,889
	2.05% due 4/1/2028	450,000	475,475
	2.25% due 4/1/2030	1,320,000	1,387,716
	2.30% due 10/1/2030	1,110,000	1,166,699
	Suffolk County (Catholic Health Services) EDC, 5.00% due 7/1/2021 - 7/1/2022	10,000,000	10,199,200
	Town of Oyster Bay (Insured: BAM) GO, 4.00% due 11/1/2023 - 11/1/2026	3,195,000	3,654,337
	Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels),
	Series A, 5.00% due 11/15/2021	5,140,000	5,350,123
	Series C-1, 5.00% due 11/15/2026	4,000,000	5,040,320
	West Seneca Central School District (Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2022	1,000,000	1,088,370
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024 - 7/1/2028	1,395,000	1,593,783
	North Carolina — 1.7%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System),
	3.00% due 1/15/2021	1,385,000	1,385,997
	Series A,
	4.00% due 1/15/2022	875,000	907,681
	5.00% due 1/15/2023 - 1/15/2024	4,255,000	4,650,540
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System) ETM, 3.00% due 1/15/2021	210,000	210,158
	City of Charlotte (Equipment Acquisition & Public Facilities) COP, Series C, 5.00% due 12/1/2021 - 12/1/2025	7,940,000	9,008,659

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	$ 1,100,000	$ 1,144,594
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2022 - 6/1/2024	2,350,000	2,596,783
	County of Dare (Educational Facility Capital Projects),
	Series A,
	4.00% due 6/1/2022	490,000	515,691
	5.00% due 6/1/2021 - 6/1/2024	1,925,000	2,027,510
	County of Randolph,
	Series B, 5.00% due 10/1/2021 - 10/1/2023	3,560,000	3,827,500
	Series C, 5.00% due 10/1/2021 - 10/1/2023	900,000	968,870
	North Carolina Eastern Municipal Power Agency ETM,
	Series A, 5.00% due 1/1/2022	4,715,000	4,934,625
	Series B, 5.00% due 1/1/2021	5,000,000	5,000,000
	North Carolina Municipal Power Agency (Catawba Electric), Series B, 4.00% due 1/1/2022	1,250,000	1,295,062
	North Carolina Turnpike Authority, 5.00% due 1/1/2023 - 1/1/2029	17,630,000	21,155,399
[a]	University of North Carolina at Chapel Hill, Series A, 0.454% (LIBOR 1 Month + 0.35%) due 12/1/2041 (put 12/1/2021)	40,500,000	40,602,303
	Winston-Salem State University (Student Housing and Student Services Facilities), 5.00% due 4/1/2022	945,000	993,337
	North Dakota — 0.0%
	County of Mckenzie, 5.00% due 8/1/2021	1,455,000	1,483,038
	County of McKenzie, 5.00% due 8/1/2022	1,000,000	1,052,200
	Ohio — 2.9%
	Akron, Bath & Copley Joint Township Hospital District (Children’s Hospital Medical Center), 5.00% due 11/15/2021	1,000,000	1,040,300
	American Municipal Power, Inc. (AMP Fremont Energy Center), Series B, 5.00% due 2/15/2021 - 2/15/2022	4,050,000	4,197,838
	Cincinnati City School District Board of Education (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	2,690,000	3,076,257
	City of Akron (Community Learning Centers), Series A, 5.00% due 12/1/2021	4,120,000	4,291,804
	City of Cleveland (Municipal Street System Improvements) GO,
	Series A,
	3.00% due 12/1/2021	2,305,000	2,363,455
	4.00% due 12/1/2022 - 12/1/2023	6,725,000	7,335,699
	5.00% due 12/1/2025 - 12/1/2026	7,165,000	8,786,402
	City of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	2,035,000	2,101,687
	City of Cleveland (Parks & Recreation Facilities), 5.00% due 10/1/2021 - 10/1/2023	2,830,000	3,063,534
	City of Cleveland (Police & Fire Pension Payment), 5.00% due 5/15/2021	750,000	762,510
	City of Cleveland (Public Facilities Improvements), 5.00% due 10/1/2025 - 10/1/2028	2,855,000	3,618,010
	City of Cleveland (Public Facilities), 5.00% due 10/1/2022 - 10/1/2023	2,060,000	2,276,141
	City of Toledo (Water System Improvements), 5.00% due 11/15/2021 - 11/15/2023	7,005,000	7,569,699
	Cleveland Package Facilities (Insured: AGM) ETM, 5.25% due 9/15/2021	965,000	998,186
	Cleveland State University (Campus Capital Projects), 5.00% due 6/1/2021 - 6/1/2022	3,000,000	3,095,130
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2023 - 12/1/2024	17,160,000	19,198,211
[a]	County of Franklin (Trinity Health Corp. Obligated Group), Series OH, 0.22% due 12/1/2046 (put 2/1/2021)	3,145,000	3,144,654
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2025	1,695,000	1,980,133
	Franklin County Convention Facilities Authority (Greater Columbus Convention Center) ETM, 5.00% due 12/1/2021 - 12/1/2024	2,500,000	2,767,730
[a]	Ohio Higher Educational Facility Commission (Case Western Reserve University), 1.625% due 12/1/2034 (put 12/1/2026)	2,200,000	2,312,024
	Ohio Turnpike & Infrastructure Commission, Series A, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	18,870,044
	Ohio Water Development Authority, Series A, 5.00% due 12/1/2030	1,000,000	1,240,380
	State of Ohio (Major New Street Infrastructure Project),
	Series 1, 5.00% due 12/15/2021	2,500,000	2,612,575
	Series 2016-1, 5.00% due 12/15/2026	1,000,000	1,245,040
	State of Ohio GO,
	Series C, 5.00% due 3/1/2029 - 3/1/2031	3,350,000	4,624,392
	Series V, 5.00% due 5/1/2021 - 5/1/2028	46,260,000	52,908,507
	Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2021 - 12/1/2023	5,240,000	5,254,166
	Oklahoma — 0.6%
	Canadian County Educational Facilities Authority (Mustang Public Schools) ISD,
	4.50% due 9/1/2021	2,290,000	2,352,311
	5.00% due 9/1/2027	1,000,000	1,237,500
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 5.00% due 6/1/2023	5,355,000	5,920,006
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2024 - 9/1/2027	3,550,000	4,205,104
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2022 - 8/15/2025	4,725,000	5,300,880
	Oklahoma Capitol Improvement Authority (State Highway Capital Improvement), 5.00% due 7/1/2023	325,000	362,349
	Oklahoma County Finance Authority (Midwest City Public Service) ISD, 5.00% due 10/1/2022 - 10/1/2026	3,200,000	3,647,218
	Tulsa County Industrial Authority (Broken Arrow Public Schools) ISD, 4.50% due 9/1/2021	8,775,000	9,011,486
	Tulsa County Industrial Authority ISD, 5.00% due 9/1/2021 - 9/1/2022	3,025,000	3,179,724
	Oregon — 0.3%
	Hillsboro School District No. 1J (School Capital Improvements) (State Aid Withholding) GO, 5.00% due 6/15/2025 - 6/15/2027	9,130,000	11,430,074

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION	Principal Amount	VALUE
Polk County Dallas School District No. 2 (Capital Improvements) (State Aid Withholding) GO, Zero Coupon due 6/15/2021	$ 1,475,000	$ 1,471,327
Tri-County Metropolitan Transportation District of Oregon, Series A, 5.00% due 10/1/2028	2,845,000	3,639,239
Pennsylvania — 5.9%
Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2023 - 3/1/2025	1,945,000	2,225,981
Allegheny County Hospital Development Authority, 5.00% due 7/15/2028 - 7/15/2029	7,425,000	9,775,818
Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2023 - 12/1/2024	19,150,000	21,938,657
Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,215,630
Allegheny County Sanitary Authority (Insured: BAM), 5.00% due 12/1/2029	2,830,000	3,425,234
Altoona Area School District (Insured: AGM) (State Aid Withholding) GO, 3.00% due 12/1/2022	1,335,000	1,401,977
City of Philadelphia (Insured: AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	28,685,000	35,417,357
City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2023 - 8/1/2025	10,900,000	12,547,754
City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2024 - 10/1/2026	5,455,000	6,502,518
City of Philadelphia GO, Series A, 5.00% due 8/1/2025	10,710,000	12,789,239
City of Pittsburgh (Insured: BAM) GO, 5.00% due 9/1/2022	1,100,000	1,182,038
Commonwealth Financing Authority (Tobacco Master Settlement), 5.00% due 6/1/2023	930,000	1,031,314
Commonwealth of Pennsylvania (Capital Facilities Projects) GO, Series 1, 5.00% due 3/15/2022	12,485,000	13,197,893
Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2023 - 8/15/2025	39,450,000	45,888,927
Commonwealth of Pennsylvania GO,
4.00% due 11/15/2027	4,775,000	4,929,328
5.00% due 7/15/2030	12,930,000	17,275,385
Series 1, 5.00% due 2/1/2021	1,000,000	1,003,460
Cumberland County Municipal Authority (Penn State Health Obligated Group), 5.00% due 11/1/2027 - 11/1/2029	3,150,000	4,135,667
Economy Borough Municipal Authority (Beaver County Sewer System; Insured: BAM), 4.00% due 12/15/2022	1,180,000	1,258,694
Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility),
Series A,
5.00% due 12/15/2023	2,680,000	3,053,056
5.25% due 12/15/2024	4,770,000	5,465,561
Luzerne County (Insured: AGM) GO, Series A, 5.00% due 11/15/2021 - 11/15/2024	11,840,000	13,094,919
Luzerne County (Insured: AGM) IDA GO, 5.00% due 12/15/2021 - 12/15/2027	6,045,000	6,877,255
Monroeville Finance Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2021 - 2/15/2022	3,650,000	3,726,026
Montgomery County Higher Education & Health Authority (Abington Memorial Hospital), 5.00% due 6/1/2022	2,800,000	2,959,348
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2026 - 9/1/2029	3,575,000	4,476,128
Northampton Borough Municipal Authority (Water System; Insured: AGM),
3.00% due 5/15/2023	1,255,000	1,296,817
4.00% due 5/15/2021 - 5/15/2022	1,685,000	1,747,014
Pennsylvania Economic Development Financing Authority, Series A, 5.00% due 11/15/2026	2,310,000	2,882,834
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group),
5.00% due 3/15/2026	220,000	269,313
Series A-1, 5.00% due 4/15/2024 - 4/15/2030	10,095,000	12,906,849
Pennsylvania Higher Educational Facilities Authority (Shippensburg University Student Services, Inc. Student Housing) ETM, 4.00% due 10/1/2022	2,075,000	2,152,543
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), 5.00% due 8/15/2027	1,000,000	1,278,670
Pennsylvania Turnpike Commission,
Series A-1, 5.00% due 12/1/2022 - 12/1/2027	5,050,000	6,230,022
Series B, 5.00% due 12/1/2029 - 12/1/2030	1,275,000	1,740,089
Philadelphia (Philadelphia) IDA, 5.00% due 5/1/2024 - 5/1/2028	2,975,000	3,585,756
Philadelphia Gas Works Co. (Insured: AGM),
Series A, 5.00% due 8/1/2024 - 8/1/2031	5,185,000	6,645,680
Series B, 5.00% due 8/1/2024	500,000	577,690
Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2021 - 4/1/2027	7,850,000	8,879,042
Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2028 - 9/1/2031	1,745,000	2,322,928
Pittsburgh Water and Sewer Authority,
Series A, 5.00% due 9/1/2024	7,365,000	8,159,315
Series B, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,696,339
Pittsburgh Water and Sewer Authority ETM, Series B, 5.00% due 9/1/2023	2,520,000	2,848,003
Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
Series A, 5.00% due 9/15/2022 - 9/15/2024	4,790,000	5,270,250
Series B, 5.00% due 9/15/2023	470,000	522,908
Series C, 4.00% due 9/15/2021	1,610,000	1,646,563
School District of Philadelphia, Series A, 4.00% due 6/30/2021	12,800,000	13,041,664
School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2023 - 9/1/2028	2,400,000	2,869,124
Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2022 - 6/1/2028	7,705,000	9,369,642
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Allegheny Regional Asset District; Insured: AGM),
4.00% due 2/1/2022	1,200,000	1,247,220
5.00% due 2/1/2029 - 2/1/2030	5,675,000	7,437,479
York County GO, Series A, 5.00% due 6/1/2028 - 6/1/2030	3,000,000	4,011,360

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Rhode Island — 1.1%
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2021 - 10/1/2023	$ 6,660,000	$ 7,234,337
	Rhode Island Commerce Corp., Series B, 5.00% due 6/15/2028	2,060,000	2,508,524
	Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2023	1,400,000	1,571,878
	Rhode Island Health and Educational Building Corp. (University of Rhode Island), Series B, 5.00% due 9/15/2022 - 9/15/2025	965,000	1,104,322
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO,
	Series A, 5.00% due 8/1/2021 - 8/1/2022	26,360,000	27,541,849
	Series B, 4.00% due 10/15/2021 - 10/15/2022	2,000,000	2,095,620
	State of Rhode Island and Providence Plantations (Energy Conservation) COP, Series C, 5.00% due 4/1/2022	2,020,000	2,132,878
	State of Rhode Island and Providence Plantations (Information Technology) COP, 5.00% due 11/1/2024	3,010,000	3,512,971
	State of Rhode Island and Providence Plantations (Kent County Courthouse) COP, Series A, 5.00% due 10/1/2021 - 10/1/2023	5,600,000	6,013,902
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2021 - 10/1/2023	8,865,000	9,474,147
	South Carolina — 0.7%
	Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2021 - 3/1/2025	4,750,000	5,262,085
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2021 - 12/1/2024	3,000,000	3,401,120
	Charleston County (South Aviation Ave. Construction), 5.00% due 12/1/2022 - 12/1/2023	4,270,000	4,777,329
	City of Charleston Public Facilities Corp. (City of Charleston Project), Series A, 5.00% due 9/1/2021 - 9/1/2025	2,160,000	2,448,708
[a]	City of Charleston Waterworks & Sewer System Revenue (Capital Improvement), Series B, 0.471% (LIBOR 1 Month + 0.37%) due 1/1/2035 (put 1/1/2022)	17,800,000	17,792,880
	Greenwood County (Self Regional Healthcare), Series B, 5.00% due 10/1/2022	1,000,000	1,056,040
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2021 - 12/1/2025	5,320,000	5,873,000
	South Dakota — 0.2%
	South Dakota Building Authority,
	Series B,
	5.00% due 6/1/2022	500,000	532,340
	5.00% due 6/1/2024 (pre-refunded 6/1/2023)	1,000,000	1,114,940
	South Dakota Health & Educational Facilities Authority (Avera Health) ETM, Series A, 5.00% due 7/1/2021	1,670,000	1,708,510
	South Dakota Health & Educational Facilities Authority (Monument Health), Series A, 5.00% due 9/1/2025 - 9/1/2027	3,350,000	4,169,572
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2021 - 11/1/2025	2,825,000	3,203,363
	Tennessee — 0.1%
	Shelby County GO, 5.00% due 4/1/2029	4,445,000	5,997,727
	Tennessee Energy Acquisition Corp. (The Gas Project), Series A, 5.25% due 9/1/2023	1,115,000	1,248,611
	Texas — 14.8%
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2021 - 2/15/2027	11,395,000	12,601,841
	Cities of Dallas and Fort Worth (DFW International Airport Terminal Renewal & Improvement Program), Series D, 5.25% due 11/1/2023	3,000,000	3,120,780
	City of Austin (Electric Utility), Series A, 5.00% due 11/15/2029 - 11/15/2031	7,400,000	10,193,268
	City of Austin (Water and Wastewater System),
	5.00% due 11/15/2022	245,000	255,160
	5.00% due 11/15/2022 (pre-refunded 11/15/2021)	2,395,000	2,494,236
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	8,394,750
	City of Beaumont GO, 5.00% due 3/1/2022 - 3/1/2026	3,930,000	4,530,062
	City of Brownsville (Water, Wastewater & Electric Utilities Systems),
[b]	5.00% due 9/1/2022	1,300,000	1,395,862
	Series A, 5.00% due 9/1/2022 - 9/1/2023	3,900,000	4,290,569
	City of Bryan (Electric System Improvements), 5.00% due 7/1/2026	535,000	663,582
	City of Conroe GO, 5.00% due 3/1/2026 - 3/1/2029	810,000	1,036,598
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2022 - 2/15/2025	5,500,000	6,206,330
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2021 - 2/15/2026	22,605,000	25,633,276
	Series A, 5.00% due 2/15/2024	10,235,000	11,261,366
	City of Dallas GO, 5.00% due 2/15/2022 - 2/15/2024	20,635,000	21,733,267
	City of Houston (Combined Utility System),
	Series C,
[a]	0.463% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	18,525,000	18,519,276
	5.00% due 5/15/2022 - 5/15/2024	14,695,000	16,543,794
	Series D, 5.00% due 11/15/2022 - 11/15/2024	17,535,000	19,792,363
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2021 - 3/1/2028	53,905,000	63,780,839
	City of Laredo (Acquire & Purchase Personal Property) GO, 5.00% due 2/15/2021 - 2/15/2026	5,280,000	5,949,794
	City of Laredo (City Infrastructure Improvements) GO, Series A, 5.00% due 2/15/2021 - 2/15/2027	2,875,000	3,390,599
	City of Laredo (Sports Venues; Insured: AGM), 5.00% due 3/15/2021	600,000	605,352
	City of Laredo (Sports Venues; Insured: AGM) ETM, 5.00% due 3/15/2022 - 3/15/2024	3,800,000	4,101,395
	City of Lubbock (Waterworks System) GO, 5.00% due 2/15/2021 - 2/15/2025	37,425,000	41,909,417
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,556,087
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2021	1,000,000	1,037,530

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	City of San Antonio, 1.75% due 2/1/2049 (put 12/1/2025)	$ 10,750,000	$ 11,302,012
	City of San Antonio (CPS Energy), 5.25% due 2/1/2024	7,000,000	8,074,710
	City of San Antonio (San Antonio Water System), Series A, 5.00% due 5/15/2023 - 5/15/2026	3,700,000	4,370,639
	City of San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2022	1,450,000	1,568,218
	Clifton Higher Education Finance Corp. (IDEA Public Schools), 5.00% due 8/15/2023	845,000	897,584
	Collin County GO, 5.00% due 2/15/2021	3,230,000	3,247,216
	Comal (Guaranty: PSF-GTD) ISD GO, 5.00% due 2/1/2021 - 2/1/2029	5,225,000	6,168,041
	Conroe (Guaranty: PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2030	2,000,000	2,750,720
	Corpus Christi Business and Job Development Corp. (Seawall Project), 5.00% due 3/1/2021	625,000	629,344
	Cypress-Fairbanks (Guaranty: PSF-GTD) ISD GO,
	Series A, 5.00% due 2/15/2028 - 2/15/2031	6,000,000	8,113,070
[a]	Series A-2, 1.25% due 2/15/2036 (put 8/15/2022)	5,500,000	5,591,960
	Series B-1,
[a]	1.25% due 2/15/2036 (put 8/15/2022)	3,500,000	3,558,660
[a]	2.125% due 2/15/2040 (put 8/16/2021)	4,800,000	4,857,072
[a]	Series B-3, 1.25% due 2/15/2040 (put 8/15/2022)	7,000,000	7,117,320
	Dallas (Guaranty: PSF-GTD) ISD GO,
[a]	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	1,635,000	1,722,286
	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	760,000	800,698
[a]	5.00% due 2/15/2036 (put 2/15/2022)	1,580,000	1,663,977
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2021 - 2/15/2027	15,435,000	17,770,962
[a]	Denton (Guaranty: PSF-GTD) ISD GO, 2.00% due 8/1/2043 (put 8/1/2023)	700,000	731,906
	Grayson County (State Highway Toll System) GO, 5.00% due 1/1/2022	3,000,000	3,140,310
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	3,485,000	3,926,408
	Harris County (Flood Control), 5.00% due 10/1/2025 - 10/1/2027	14,305,000	18,474,540
	Harris County (Tax Road) GO, Series A, 5.00% due 10/1/2025 - 10/1/2028	8,985,000	11,507,276
	Harris County (Texas Permanent Improvement) GO, Series A, 5.00% due 10/1/2025 - 10/1/2027	11,565,000	14,814,959
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health), Series A, 5.00% due 12/1/2022 - 12/1/2025	6,445,000	7,531,124
	Harris County Cultural Education Facilities Finance Corp. (TECO Project),
	5.00% due 11/15/2021 - 11/15/2027	4,150,000	4,961,135
[b]	5.00% due 11/15/2026	1,150,000	1,439,041
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2021 - 5/15/2029	11,650,000	14,416,824
	Harris County-Houston Sports Authority (Insured: AGM),
	5.00% due 11/15/2022	1,090,000	1,174,835
	Series A, 5.00% due 11/15/2023 - 11/15/2024	17,905,000	19,850,536
	Harris County-Houston Sports Authority (Insured: AGM) ETM, 5.00% due 11/15/2022	4,320,000	4,698,475
	Hays County GO, 5.00% due 2/15/2022 - 2/15/2025	6,000,000	6,664,321
	Highland Park (Guaranty: PSF-GTD) ISD GO, 5.00% due 2/15/2024	1,015,000	1,162,652
[a]	Houston (Guaranty: PSF-GTD) ISD GO, 2.40% due 6/1/2030 (put 6/1/2021)	4,000,000	4,036,200
[a]	Houston (Insured: PSF-GTD) ISD GO, Series B, 2.40% due 6/1/2036 (put 6/1/2021)	1,725,000	1,740,611
	Houston Airport System Revenue,
	Series B, 5.00% due 7/1/2021 - 7/1/2028	9,455,000	11,632,410
	Series D, 5.00% due 7/1/2027	3,355,000	4,239,378
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.) ETM, Series A, 5.875% due 5/15/2021	315,000	321,363
	Houston Higher Education Finance Corp. (KIPP, Inc.; Guaranty: PSF-GTD), 5.00% due 8/15/2021 - 8/15/2022	1,485,000	1,577,461
	Katy (Educational Facilities Improvements; Guaranty: PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2023 - 2/15/2026	9,670,000	11,420,718
	Keller (Guaranty: PSF-GTD) ISD GO, Series A, 5.00% due 8/15/2023	1,715,000	1,929,821
	La Salle County (Insured: AGM) GO, 5.00% due 3/1/2022 - 3/1/2028	18,885,000	22,494,424
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2022 - 8/1/2024	1,980,000	2,216,703
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2025	8,020,000	8,528,709
	5.00% due 5/15/2025 (pre-refunded 5/15/2022)	55,000	58,601
	Metropolitan Transit Authority of Harris County,
	5.00% due 11/1/2022 - 11/1/2028	18,750,000	23,064,446
	Series D, 5.00% due 11/1/2021 - 11/1/2027	8,355,000	9,724,848
[b]	New Caney (Guaranty: PSF-GTD) ISD GO, 5.00% due 2/15/2024 (pre-refunded 8/15/2022)	865,000	931,916
	North Harris County Regional Water Authority (Regional Water Production Design, Acquisition and Construction), 5.00% due 12/15/2021 - 12/15/2026	5,490,000	6,513,890
	North Texas Tollway Authority (North Texas Tollway System), Series A, 5.00% due 1/1/2021 - 1/1/2029	9,550,000	11,669,490
[a]	Pflugerville (Guaranty: PSF-GTD) ISD GO, Series A, 2.25% due 8/15/2037 (put 8/15/2022)	2,750,000	2,836,652
	Round Rock (Educational Facilities Improvements) ISD GO, 5.00% due 8/1/2026 - 8/1/2027	2,100,000	2,657,079
	Round Rock (Educational Facilities Improvements; Guaranty: PSF-GTD) ISD GO, 5.00% due 8/1/2022 - 8/1/2029	8,065,000	9,671,837
	Round Rock (SCH BLDG; Guaranty: PSF-GTD) ISD GO, 5.00% due 8/1/2026	6,240,000	7,836,878
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2021	2,705,000	2,783,418

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	San Antonio (Guaranty: PSF-GTD) ISD GO,
	5.00% due 8/15/2029	$ 3,430,000	$ 4,263,936
	Series B, 5.00% due 8/15/2029	2,395,000	3,254,973
	San Antonio Water System,
	Series A,
[a]	2.625% due 5/1/2049 (put 5/1/2024)	2,000,000	2,151,440
	5.00% due 5/15/2023	425,000	473,021
	Series C, 5.00% due 5/15/2029 - 5/15/2030	2,000,000	2,718,285
	State of Texas, 4.00% due 8/26/2021	147,100,000	150,787,797
	Stephen F Austin State University, 5.00% due 10/15/2022 - 10/15/2029	9,690,000	11,806,209
	Tarrant Regional Water District, Series A, 5.00% due 3/1/2021 - 3/1/2027	8,850,000	10,346,081
	Texas State University System, Series A, 5.00% due 3/15/2028 - 3/15/2030	13,090,000	17,400,793
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2022 - 8/15/2024	2,130,000	2,412,836
	Texas Transportation Commission (Highway Improvements) GO, 5.00% due 4/1/2022 - 4/1/2024	10,380,000	11,547,468
	Texas Transportation Commission State Highway Fund, Series A, 5.00% due 4/1/2024	1,650,000	1,905,667
	Texas Water Development Board, 5.00% due 8/1/2031	2,920,000	4,035,119
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM),
	4.00% due 1/10/2021	445,000	445,223
	5.00% due 1/10/2022 - 1/10/2024	1,275,000	1,400,750
	Utah — 0.9%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	9,500,000	10,088,145
	Utah State Board of Regents (Insured: Natl-Re), Series A, 5.50% due 4/1/2029	30,365,000	40,475,938
	Utah Transit Authority (Integrated Mass Transit System), Series A-SUB, 5.00% due 6/15/2022 - 6/15/2025	3,545,000	4,029,536
	Virginia — 0.6%
	Fairfax County (Inova Health System) IDA,
	4.00% due 5/15/2022	5,500,000	5,762,460
	5.00% due 5/15/2022	5,000,000	5,306,350
	Fairfax County (State Aid Withholding) GO, Series A, 4.50% due 10/1/2027	4,975,000	6,330,687
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	2,000,000	1,998,680
	Richmond GO, Series A, 5.00% due 7/15/2031	5,070,000	7,017,539
	Virginia Commonwealth Transportation Board, 5.00% due 9/15/2028	3,945,000	5,072,047
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), 5.00% due 1/1/2025 - 1/1/2030	3,885,000	4,733,468
	Washington — 2.3%
	Clark County School District No 37 Vancouver (State Aid Withholding) GO, 5.00% due 12/1/2026 - 12/1/2028	1,700,000	2,213,912
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2021 - 7/1/2025	4,850,000	5,234,862
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO, 5.00% due 12/1/2021 - 12/1/2023	6,070,000	6,583,070
	Skagit County Public Hospital District No. 1 (Skagit Regional Health), Series A, 5.00% due 12/1/2021 - 12/1/2023	2,410,000	2,559,027
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2021 - 12/1/2022	6,770,000	7,221,681
	Skagit County Public Hospital District No. 2 (Island Hospital) GO,
	4.00% due 12/1/2021	1,000,000	1,033,060
	5.00% due 12/1/2022	1,700,000	1,849,515
	State of Washington (Capital Projects) GO, Series R-G-Ref, 5.00% due 7/1/2025	10,475,000	12,435,082
	State of Washington (State and Local Agency Real and Personal Property Projects) (Insured: State Intercept) COP, 5.00% due 7/1/2021 - 7/1/2022	6,125,000	6,412,189
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	17,775,000	21,847,857
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2025 - 2/1/2029	45,385,000	58,182,265
	State of Washington COP, Series D, 5.00% due 7/1/2031	3,200,000	4,366,592
[c]	State of Washington GO, 5.00% due 6/1/2025 - 6/1/2030	4,900,000	6,234,724
	West Virginia — 0.5%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	15,000,000	15,675,900
	West Virginia (Appalachian Power Co.) EDA,
[a]	Series A, 2.625% due 12/1/2042 (put 6/1/2022)	4,500,000	4,659,255
[a]	Series B, 2.625% due 12/1/2042 (put 6/1/2022)	6,000,000	6,212,340
	West Virginia Higher Education Policy Commission (Higher Education Facilities), Series A, 5.00% due 4/1/2021 - 4/1/2022	2,500,000	2,597,260
	Wisconsin — 1.4%
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027 - 6/1/2030	2,945,000	3,820,105
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[a]	5.00% due 8/15/2054 (put 1/25/2023)	10,485,000	11,459,895
[a]	5.00% due 8/15/2054 (put 1/26/2022)	9,520,000	9,979,245
[a]	Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	16,065,000	18,942,241
	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System),
	5.00% due 11/15/2025 - 11/15/2026	3,235,000	3,988,302
[a]	Series B-4, 5.00% due 11/15/2043 (put 6/1/2021)	13,745,000	14,008,767
	Wisconsin Health & Educational Facilities Authority (Marquette University), 5.00% due 10/1/2023 - 10/1/2026	1,575,000	1,873,744
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2021 - 8/15/2022	4,175,000	4,290,375

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Wisconsin Health & Educational Facilities Authority (UnityPoint Health), Series A, 5.00% due 12/1/2022	$ 1,000,000	$ 1,085,180
	Wisconsin Housing & Economic Development Authority (Collateralized: FNMA),
	Series C,
	1.65% due 9/1/2026	1,615,000	1,674,335
	1.75% due 9/1/2027	1,645,000	1,706,671
	1.80% due 3/1/2028	1,660,000	1,721,918
	1.95% due 3/1/2029	1,695,000	1,757,749
	WPPI Energy, Series A, 5.00% due 7/1/2022 - 7/1/2028	1,835,000	2,138,245
	WPPI Energy (Power Supply System), Series A, 5.00% due 7/1/2021	4,100,000	4,193,029
	TOTAL LONG-TERM MUNICIPAL BONDS — 89.0% (Cost $4,996,944,626)		5,248,897,750
	SHORT-TERM MUNICIPAL BONDS — 9.7%
	Alabama — 0.0%
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series 1, 0.13% due 6/1/2034 (put 1/4/2021)	510,000	510,000
	Arizona — 0.1%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America, N.A.) HFA, Series C, 0.09% due 1/1/2046 (put 1/4/2021)	5,050,000	5,050,000
	California — 0.5%
[a]	Bay Area Toll Authority (LOC Sumitomo Mitsui Banking), Series B-2 0.04% due 4/1/2047 (put 1/8/2021)	2,520,000	2,520,000
[a]	East Bay Municipal Utility District Water System Revenue (SPA U.S. Bank, N.A.), Series A-3, 0.05% due 6/1/2038 (put 1/8/2021)	14,945,000	14,945,000
[a]	Sacramento Transportation Authority (LOC Sumitomo Mitsui Banking), Series A, 0.05% due 10/1/2038 (put 1/8/2021)	5,400,000	5,400,000
[a]	San Diego County Regional Transportation Commission (SPA Bank of America, N.A.), Series C, 0.05% due 4/1/2038 (put 1/8/2021)	2,450,000	2,450,000
[a]	San Diego County Regional Transportation Commission (SPA JPMorgan Chase Bank, N.A.), Series B, 0.05% due 4/1/2038 (put 1/8/2021)	1,500,000	1,500,000
[a]	Santa Clara Valley Transportation Authority (LOC: TD Bank N.A., Series A, 0.05% due 4/1/2036 (put 1/8/2021)	500,000	500,000
[a]	State of California (LOC Citibank N.A.) GO, Series B-4, 0.03% due 5/1/2034 (put 1/8/2021)	980,000	980,000
[a]	State of California (LOC Wells Fargo Bank, N.A.) GO, Series B, 0.06% due 5/1/2040 (put 1/8/2021)	895,000	895,000
	Colorado — 0.5%
	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP,
[a]	Series A1, 0.10% due 12/1/2029 (put 1/4/2021)	10,850,000	10,850,000
[a]	Series A3, 0.10% due 12/1/2031 (put 1/4/2021)	19,135,000	19,135,000
	District of Columbia — 0.1%
[a]	District of Columbia (Georgetown University, LOC Sumitomo Mitsui Banking), Series C, 0.08% due 4/1/2041 (put 1/8/2021)	2,980,000	2,980,000
	Florida — 1.6%
	City of Gainesville (Utilities System Revenue; SPA Barclays Bank plc),
	Series B,
[a]	0.10% due 10/1/2042 (put 1/4/2021)	7,000,000	7,000,000
[a]	0.11% due 10/1/2038 (put 1/8/2021)	7,825,000	7,825,000
[a]	City of Gainesville (Utilities System Revenue; SPA State Street Bank & Trust Co.), Series A, 0.10% due 10/1/2036 (put 1/8/2021)	23,255,000	23,255,000
[a]	County of Manatee (Florida Power & Light Co.), 0.11% due 9/1/2024 (put 1/4/2021)	4,200,000	4,200,000
[a]	Miami-Dade County (Florida Power & Light Co.) IDA, 0.11% due 6/1/2021 (put 1/4/2021)	41,100,000	41,100,000
[a]	West Palm Beach Utility System Revenue (Insured: AGC) (SPA JPMorgan Chase Bank, N.A.), Series C, 0.09% due 10/1/2038 (put 1/8/2021)	10,090,000	10,090,000
	Illinois — 0.4%
[a]	Illinois Finance Authority (Advocate Health Care; SPA JPMorgan Chase Bank, N.A.), 0.10% due 11/1/2038 (put 1/8/2021)	525,000	525,000
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligation Group; SPA JPMorgan Chase Bank, N.A.),
[a]	Series A1, 0.09% due 8/15/2042 (put 1/4/2021)	565,000	565,000
[a]	Series A3, 0.09% due 8/15/2042 (put 1/4/2021)	21,225,000	21,225,000
[a]	University of Illinois (LOC JP Morgan Chase Bank, N.A.), 0.10% due 1/15/2022 (put 1/8/2021)	455,000	455,000
	Indiana — 0.8%
[a]	Indiana Finance Authority (Franciscan Alliance, Inc., Obligated Group; LOC Barclays Bank plc), Series I, 0.08% due 11/1/2037 (put 1/4/2021)	4,555,000	4,555,000
[a]	Indiana Finance Authority (Marion County Capital Improvement Board; SPA U.S. Bank, N.A.), Series A-3, 0.10% due 2/1/2037 (put 1/4/2021)	41,505,000	41,505,000
	Louisiana — 0.0%
[a]	Louisiana Public Facilities Authority (Coca-Cola Bottling Co. Project, LOC: U.S. BANK N.A.)), 0.09% due 4/2/2023 (put 1/8/2021)	1,575,000	1,575,000
	Maryland — 0.0%
[a]	Maryland Stadium Authority (SPA Sumitomo Mitsui Banking), 0.08% due 3/1/2026 (put 1/8/2021)	600,000	600,000
	Massachusetts — 0.0%
[a]	Massachusetts Health & Educational Facilities Authority (Partners Healthcare System, Inc.; SPA JPMorgan Chase Bank, N.A.), 0.09% due 7/1/2027 (put 1/8/2021)	600,000	600,000
[a]	Massachusetts Water Resources Authority (SPA TD Bank N.A.), Series A-2, 0.09% due 8/1/2037 (put 1/8/2021)	1,795,000	1,795,000
	Michigan — 0.0%
[a]	Oakland University (LOC JP Morgan Chase Bank, N.A.), 0.08% due 3/1/2031 (put 1/8/2021)	1,230,000	1,230,000
	Missouri — 0.2%
[a]	Kansas City (LOC Sumitomo Mitsui Banking), Series F, 0.09% due 4/15/2025 (put 1/8/2021)	4,325,000	4,325,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	Missouri Development Finance Board (Nelson Gallery Foundation) (SPA Northern Trust, Co.), Series A, 0.09% due 12/1/2033 (put 1/4/2021)	$ 1,785,000	$ 1,785,000
[a]	Missouri Development Finance Board (Nelson Gallery Foundation; SPA U.S. Bank, N.A.), Series A, 0.09% due 12/1/2037 (put 1/4/2021)	6,000,000	6,000,000
[a]	State of Missouri Health & Educational Facilities Authority (SSM Health Care Corp.), Series D, 0.08% due 6/1/2036 (put 1/8/2021)	1,155,000	1,155,000
	New Hampshire — 0.3%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street Bank & Trust Co.), Series A1, 0.08% due 7/1/2035 (put 1/4/2021)	6,665,000	6,665,000
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA Wells Fargo Bank, N.A.), Series B, 0.10% due 7/1/2033 (put 1/4/2021)	13,675,000	13,675,000
	New Mexico — 1.0%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series D, 0.09% due 8/1/2034 (put 1/4/2021)	5,945,000	5,945,000
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services; SPA JPMorgan Chase Bank, N.A.), Series B, 0.09% due 8/1/2034 (put 1/8/2021)	500,000	500,000
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services; SPA Wells Fargo Bank, N.A.), Series C, 0.09% due 8/1/2034 (put 1/4/2021)	31,095,000	31,095,000
	University of New Mexico (SPA U.S. Bank, N.A.),
[a]	0.09% due 6/1/2026 (put 1/8/2021)	2,940,000	2,940,000
[a]	Series B, 0.09% due 6/1/2026 (put 1/8/2021)	6,165,000	6,165,000
[a]	Series C, 0.09% due 6/1/2030 (put 1/8/2021)	9,770,000	9,770,000
	New York — 3.3%
[a]	City of New York (LOC Citibank N.A.) GO, Series 4, 0.09% due 4/1/2042 (put 1/8/2021)	1,325,000	1,325,000
[a]	City of New York (LOC Sumitomo Mitsui Banking) GO, Series 4, 0.09% due 10/1/2041 (put 1/8/2021)	4,325,000	4,325,000
	City of New York (SPA Barclays Bank plc) GO,
[a]	0.08% due 3/1/2039 (put 1/8/2021)	1,000,000	1,000,000
[a]	Series B-4, 0.08% due 10/1/2046 (put 1/4/2021)	13,190,000	13,190,000
[a]	City of New York (SPA JPMorgan Chase Bank, N.A.) GO, Series 1, 0.10% due 3/1/2040 (put 1/4/2021)	3,780,000	3,780,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank, N.A.),
[a]	0.10% due 2/1/2045 (put 1/4/2021)	595,000	595,000
[a]	Series B4, 0.10% due 8/1/2042 (put 1/4/2021)	3,000,000	3,000,000
[a]	Series C, 0.10% due 11/1/2036 (put 1/4/2021)	900,000	900,000
[a]	Series E4, 0.10% due 2/1/2045 (put 1/4/2021)	29,270,000	29,270,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Mizuho Bank, Ltd.), Series A4, 0.10% due 8/1/2043 (put 1/4/2021)	5,440,000	5,440,000
[a]	New York City Water & Sewer System (LOC Citibank, N.A.), Series F-2, 0.10% due 6/15/2035 (put 1/4/2021)	15,175,000	15,175,000
	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A.),
[a]	0.10% due 6/15/2043 (put 1/4/2021)	660,000	660,000
[a]	Series AA1, 0.10% due 6/15/2050 (put 1/4/2021)	2,500,000	2,500,000
[a]	Series AA2, 0.10% due 6/15/2050 (put 1/4/2021)	1,600,000	1,600,000
	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen),
[a]	0.10% due 6/15/2044 (put 1/4/2021)	970,000	970,000
[a]	Series BB-1, 0.10% due 6/15/2039 (put 1/4/2021)	46,445,000	46,445,000
[a]	New York City Water & Sewer System (SPA Mizuho Bank, Ltd.), Series AA6, 0.10% due 6/15/2048 (put 1/4/2021)	1,500,000	1,500,000
	New York City Water & Sewer System (SPA State Street Bank & Trust Co.),
[a]	0.10% due 6/15/2043 (put 1/4/2021)	1,810,000	1,810,000
[a]	Series B2, 0.10% due 6/15/2045 (put 1/4/2021)	15,860,000	15,860,000
[a]	Series B-4, 0.10% due 6/15/2045 (put 1/4/2021)	7,670,000	7,670,000
	New York City Water & Sewer System (SPA U.S. Bank, N.A.),
[a]	0.10% due 6/15/2045 (put 1/4/2021)	6,330,000	6,330,000
[a]	Series DD, 0.10% due 6/15/2043 (put 1/4/2021)	500,000	500,000
[a]	New York State Dormitory Authority, Series A, 0.04% due 9/1/2039 (put 1/8/2021)	3,025,000	3,025,000
[a]	New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.; LOC Mizuho Bank, Ltd.), Series 2, 0.09% due 5/1/2039 (put 1/8/2021)	1,000,000	1,000,000
[a]	New York State Housing Finance Agency (160 Madison Ave, LLC; LOC Landesbank Hessen-Thuringen), Series S, 0.10% due 11/1/2046 (put 1/4/2021)	1,400,000	1,400,000
[a]	New York State Housing Finance Agency; LOC Landesbank Hessen-Thuringen), Series S, 0.10% due 11/1/2046 (put 1/4/2021)	15,250,000	15,250,000
[a]	Triborough Bridge & Tunnel Authority (LOC U.S. Bank N.A.), Series B, 0.10% due 1/1/2031 (put 1/4/2021)	11,585,000	11,585,000
	North Carolina — 0.2%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JPMorgan Chase Bank, N.A.),
[a]	Series B, 0.09% due 1/15/2038 (put 1/4/2021)	7,415,000	7,415,000
[a]	Series C, 0.09% due 1/15/2037 (put 1/4/2021)	600,000	600,000
	North Carolina Medical Care Commission (Novant Health Obligated Group; SPA JPMorgan Chase Bank, N.A.),
[a]	Series A, 0.10% due 11/1/2034 (put 1/8/2021)	3,600,000	3,600,000
[a]	Series B, 0.08% due 11/1/2034 (put 1/8/2021)	505,000	505,000
	Ohio — 0.0%
[a]	State of Ohio GO, Series A, 0.06% due 3/15/2025 (put 1/8/2021)	590,000	590,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Oregon — 0.0%
[a]	State of Oregon (SPA U.S. Bank, N.A.) GO, Series 9, 0.09% due 12/1/2036 (put 1/8/2021)	$ 500,000	$ 500,000
	Pennsylvania — 0.2%
	Hospitals & Higher Education Facilities Authority of Philadelphia (SPA Wells Fargo Bank, N.A.),
[a]	0.09% due 7/1/2025 (put 1/4/2021)	10,000,000	10,000,000
[a]	Series A, 0.09% due 2/15/2021 (put 1/4/2021)	700,000	700,000
	Texas — 0.2%
[a]	Board of Regents of the University of Texas System, Series B, 0.05% due 8/1/2032 (put 1/8/2021)	2,200,000	2,200,000
[a]	San Antonio Education Facilities Corp. (Trinity University), 0.09% due 6/1/2033 (put 1/8/2021)	10,800,000	10,800,000
	Utah — 0.2%
[a]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA Barclays Bank plc), Series C, 0.09% due 5/15/2037 (put 1/4/2021)	570,000	570,000
[a]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series B, 0.09% due 5/15/2037 (put 1/4/2021)	7,355,000	7,355,000
[a]	County of Utah (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A.), Series B-1, 0.11% due 5/15/2051 (put 1/8/2021)	500,000	500,000
	County of Weber (IHC Health Services, Inc. Obligated Group; SPA Bank of New York Mellon),
[a]	Series A, 0.09% due 2/15/2031 (put 1/4/2021)	500,000	500,000
[a]	Series C, 0.09% due 2/15/2035 (put 1/4/2021)	2,350,000	2,350,000
	Virginia — 0.1%
	Loudoun County (Howard Hughes Medical Institute) EDA,
[a]	Series A, 0.08% due 2/15/2038 (put 1/8/2021)	3,850,000	3,850,000
[a]	Series B, 0.08% due 2/15/2038 (put 1/8/2021)	875,000	875,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 9.7% (Cost $574,850,000)		574,850,000
	Total Investments — 98.7% (Cost $5,571,794,626)		$5,823,747,750
	Other Assets Less Liabilities — 1.3%		76,984,039
	Net Assets — 100.0%		$5,900,731,789

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.
b	Segregated as collateral for a when-issued security.
c	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
JEA	Jacksonville Electric Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.